UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: December 31, 2001.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     February 5, 2002



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       52
Form 13F Information Table Value Total:	      211,268,000




			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Costco                          22160K105      13,424   302,479   Sole   None
Berkshire Hathaway      B       084670207      11,971     4,741   Sole   None
Comcast Corp.           A       200300200      11,269   313,015   Sole   None
Microsoft Corp.                 594918104       9,747   147,130   Sole   None
Wells Fargo                     949746101       9,399   216,229   Sole   None
Tyco International              902124106       9,119   154,819   Sole   None
Johnson & Johnson               478160104       8,652   146,390   Sole   None
PepsiCo, Inc.                   713448108       8,455   173,640   Sole   None
Phillips Petroleum              718507106       8,145   135,156   Sole   None
Walgreen Company                931422109       7,960   236,471   Sole   None
Timberland Company              887100105       7,455   201,050   Sole   None
Pfizer, Inc                     717081103       7,257   182,115   Sole   None
Viacom Inc.             B       925524308       7,217   163,465   Sole   None
AT&T Liberty Media              001957208       6,506   464,720   Sole   None
Rent A Center                   76009N100       5,949   177,215   Sole   None
Ace Ltd.                        004644100       5,476   136,383   Sole   None
United Technologies             913017109       5,254    81,295   Sole   None
Tricon Global Res               895953107       4,801    97,579   Sole   None
Mueller Industries              624756102       4,724   142,090   Sole   None
Sealed Air Corp                 81211K100       4,659   114,140   Sole   None
American Standard               029712106       4,615    67,643   Sole   None
Berkshire Hathaway      A       084670108       4,612        61   Sole   None
Cisco Systems                   17275R102       4,413   243,687   Sole   None
RehabCare Group, Inc.           759148109       4,392   148,395   Sole   None
Parker-Hannifin                 701094104       4,271    93,036   Sole   None
Washington Mutual               939322103       4,269   130,565   Sole   None
Health Mgmt Assoc               421933102       4,089   222,238   Sole   None
Merck & Company, Inc.           589331107       4,076    69,314   Sole   None
Estee Lauder Company            518439104       4,057   126,535   Sole   None
Federal Home Loan               313400301       3,554    54,340   Sole   None
Waters Corporation              941848103       3,245    83,738   Sole   None
Sun Microsystems                866810104       3,058   248,615   Sole   None
First American Corp             318522307         706    37,700   Sole   None
Skywest                         830879102         477    18,750   Sole   None
Chevron Texaco                  166764100         470     5,245   Sole   None
Joy Global                      481165108         436    25,940   Sole   None
Bristol Myers Squibb            110122108         386     7,575   Sole   None
Maverick Tube Corp.             577914104         368    28,390   Sole   None
Interactive Data                45840J107         366    25,875   Sole   None
Darden Restaurants              237194105         358    10,124   Sole   None
BJs Wholesale Club              05548J106         298     6,750   Sole   None
Household International         441815107         295     5,090   Sole   None
US Bancorp                      902973304         283    13,500   Sole   None
General Dynamics                369550108         281     3,525   Sole   None
Conseco Inc.                    208464107         229    51,450   Sole   None
Kerr-McGee Corp                 492386107         206     3,755   Sole   None
Finova Group Inc.               317928109          17    27,075   Sole   None
Microbest, Inc.                 59500X108           2    13,506   Sole   None
iEXALT                          451691109           4    61,117   Sole   None
Garden Burger                   365476100           4    10,000   Sole   None
Frontier Insurance              359081106           0    10,000   Sole   None
TPA America, Inc.               872605100           0    15,000   Sole   None

